JPMORGAN TRUST I

J.P. Morgan Funds

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

JPMORGAN TRUST IV

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2065 Fund

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend 2065 Fund

(each, a “Fund” and collectively, the “Funds”)

(all Share Classes)

Supplement dated April 9, 2025

to the current Summary Prospectuses, Prospectuses and

Statements of Additional Information, as supplemented

Portfolio Manager Retirement. Jeffrey Geller has announced his retirement from J.P. Morgan Investment Management Inc. to be effective in late 2026. Mr. Geller will continue to serve on the Funds’ portfolio management teams until the first quarter of 2026, at which time a subsequent announcement will be made regarding the specific date that Mr. Geller will cease serving as a listed portfolio manager. Upon his removal as a listed portfolio manager, Mr. Geller will continue to serve as an advisor to management and investment teams through his retirement date in late 2026.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MAS-PM-425